BECK, MACK & OLIVER PARTNERS FUND (the “Fund”)

Supplement dated October 9, 2015 to the Prospectus dated August 1, 2015

1.	The section entitled “Portfolio Managers” under the heading entitled “Management” on page 12 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Manager. Mr. Robert Beck is responsible for the day-today management of the Fund. Mr. Beck, Senior Member of the Adviser, has served as portfolio manager with respect to the Fund since 2015.

2.	The section entitled “Portfolio Managers” beginning on page 23 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Beck, Mack & Oliver International Fund. Messrs. David Rappa, Peter Vlachos and Robert Beck are jointly responsible for the day-to-day management of the Fund and perform all the functions related to the management of the portfolio.

Mr. Rappa, Co-Portfolio Manager, has 17 years of experience in the investment industry and is responsible for the day-to-day management of the Fund’s portfolio. Mr. Rappa served as a portfolio manager and an analyst during his tenure at Austin Investment Management, Inc. (“Austin”) starting in 1997, and is continuing in the same capacity at BM&O where he is a Member of the Partnership.

Mr. Vlachos, Co-Portfolio Manager, has 54 years of experience in the investment industry. Mr. Vlachos founded Austin in 1989 and the Fund in 1993, and is continuing as a co-manager of the Fund and as a portfolio manager and an analyst at BM&O where he is a Managing Director.

Mr. Beck, Co-Portfolio Manager, has 34 years of investment management experience. Mr. Beck has been Senior Member of BM&O since 1998. Mr. Beck joined BM&O in 1986 and became a Member of the Partnership in 1988.

Beck, Mack & Oliver Partners Fund. Mr. Robert Beck is responsible for the day-to-day management of the Fund and performs all the functions related to the management of the portfolio.

Mr. Beck, Portfolio Manager, has 34 years of investment management experience. Mr. Beck has been Senior Member of BM&O since 1998. Mr. Beck joined BM&O in 1986 and became a Member of the Partnership in 1988.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of Fund shares by the portfolio managers.

For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

229-PSA-1015

BECK, MACK & OLIVER PARTNERS FUND (the “Fund”)

Supplement dated October 9, 2015 to the Statement of Additional Information (“SAI”) dated August 1, 2015

1.	The section entitled “Information Concerning Accounts Managed by Portfolio Managers” on page 26 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of October 9, 2015:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David Rappa	None	None	235 accounts $176.1 million	None	None	None
Peter Vlachos	None	None	235 accounts $176.1 million	None	None	None
Robert Beck	None	None	549 accounts $1.1 billion	None	None	None

2.	The table in the section “Portfolio Manager Ownership in the Funds” on page 27 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Ownership in the Funds. The Adviser has provided the following information regarding each portfolio manager’s ownership in the Funds:

Name of Portfolio Manager	Dollar Range of Beneficial Ownership as of October 9, 2015
	Beck, Mack & Oliver International Fund	Beck, Mack & Oliver Partners Fund
David Rappa	$100,001-$500,000	None
Peter Vlachos	$100,001-$500,000	None
Robert Beck	$100,001-$500,000	$100,001-$500,000

For more information, please contact a Fund customer service representative toll free at
(800) 943-6786.

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.